Cash and cash equivalents and Marketable securities - Schedule of Marketable Securities (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Marketable securities
Total	$ 1,136	$ 1,949	$ 1,771
Current	1,083	1,885	1,885
Non-current	53	64	$ 64
Marketable securities [Member]
Marketable securities
Fair value through profit or loss	1,083	1,276
Fair value through other comprehensive income	8	622
Amortised cost	45	51
Brazil member
Marketable securities
Total	1,136	1,340
Current	1,083	1,276
Non-current	53	64
Brazil member | Marketable securities [Member]
Marketable securities
Fair value through profit or loss	1,083	1,276
Fair value through other comprehensive income	8	13
Amortised cost	$ 45	51
Foreign countries [member]
Marketable securities
Total		609
Current		609
Foreign countries [member] | Marketable securities [Member]
Marketable securities
Fair value through other comprehensive income		$ 609